CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value
Common stock, authorized	2,000,000	2,000,000
Common stock, issued	888,724	876,808
Common stock, outstanding	888,310	876,394
Treasury stock, shares	414	414
Series C Preferred stock, senior non-cumulative perpetual
Preferred stock, no par
Preferred stock, shares issued	9,000	9,000
Preferred stock, shares outstanding	9,000	9,000
Preferred stock, liquidation value	$ 1,000	$ 1,000